SHARE-BASED COMPENSATION (Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Outstanding, beginning	25,151,840
Granted	1,021,500
Exercised	(3,836,590)
Expired	(151,490)
Forfeited	(2,692,830)
Outstanding, ending	19,492,430	25,151,840
Vested and expected to vest	19,198,420
Exercisable	15,913,060
Weighted Average Per Share Exercise Price
Outstanding, beginning	$ 0.55
Granted	$ 0.79
Exercised	$ 0.75
Expired	$ 0.86
Forfeited	$ 0.87
Outstanding, ending	$ 0.47	$ 0.55
Vested and expected to vest	$ 0.47
Exercisable	$ 0.38
Weighted-Average Grant-Date Fair Value Per Share
Outstanding, beginning	$ 0.28
Granted	$ 0.40	$ 1.15	$ 0.39
Exercised	$ 0.32
Expired	$ 0.46
Forfeited	$ 0.52
Outstanding, ending	$ 0.25	$ 0.28
Vested and expected to vest	$ 0.24
Exercisable	$ 0.17
Weighted Average Remaining Contractual Term (years)
Outstanding	3 years 10 months 24 days
Vested and expected to vest	3 years 10 months 10 days
Exercisable	3 years 3 months
Aggregate Intrinsic Value
Outstanding	$ 6,928
Vested and expected to vest	6,938
Exercisable	$ 7,121